Debt (Details)							12 Months Ended
	Aug. 30, 2024	Aug. 19, 2024 USD ($)	May 20, 2024 USD ($)	Dec. 05, 2023 USD ($) $ / shares	Jun. 03, 2022 USD ($)	Aug. 30, 2021 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 19, 2024 USD ($)	Mar. 21, 2022 USD ($)
Debt [Line Items]
Debt instrument received amount						$ 400,000
Percentage of bear interest							5.00%
Gross proceeds		$ 3,000,000					$ 3,000,000
Convertible price per share (in Dollars per share) | $ / shares				$ 1
Convertible note discount							48,385
Additional received		$ 150,000
Non-interest-bearing loan agreement									$ 20,000
2022 Convertible Notes [Member]
Debt [Line Items]
Agreement amount										$ 160,000
Debt instrument received amount					$ 100,000
Convertible price per share (in Dollars per share) | $ / shares				$ 1
Fair value				$ 158,099
Remaining effective interest rate				41.40%
Accrued interest							34,745	$ 22,137
Interest expense							12,608	13,000
Accretion on debt discount							31,569	1,997
Outstanding balance							124,534	156,102
2022 Convertible Notes [Member] | Related Party [Member]
Debt [Line Items]
Outstanding balance							135,466	103,898
2021 Convertible Note [Member]
Debt [Line Items]
Fair value				$ 240,079
Remaining effective interest rate	5.00%			40.60%
Accrued interest							66,137	46,740
Interest expense							19,397	20,000
Accretion on debt discount							48,385	3,072
Outstanding balance							211,378	162,993
2021 Convertible Note [Member] | Related Party [Member]
Debt [Line Items]
Outstanding balance							$ 188,622	$ 237,007
2024 Promissory Notes [Member]
Debt [Line Items]
Debt instrument received amount			$ 100,000
Percentage of bear interest							5.00%
Accrued interest							$ 5,760
Interest expense							$ 5,760
2024 Short Term Borrowing [Member]
Debt [Line Items]
Maturity date							Aug. 31, 2024
Measurement Input, Price Volatility [Member]
Debt [Line Items]
Measurement input				92.22
Measurement Input, Share Price [Member]
Debt [Line Items]
Measurement input				1.96
Measurement Input, Expected Dividend Rate [Member]
Debt [Line Items]
Measurement input				0
Measurement Input, Risk Free Interest Rate [Member]
Debt [Line Items]
Measurement input				4.33